Related Party Transactions - Schedule of Due from to Related Parties (Details) - USD ($)		Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Due from to Related Parties [Line Items]
Due from related parties		$ 420,578	$ 420,578	$ 383,577	$ 2,557,033
Due to related parties		30,001	30,001	16,605	1,304,916
Previously Reported [Member]
Schedule of Due from to Related Parties [Line Items]
Due from related parties				383,577	2,557,033
Due to related parties				16,605	1,304,916
Customer properties with common control and management [Member]
Schedule of Due from to Related Parties [Line Items]
Due from related parties	[1]		18,001	4,605
Due to related parties	[1]		10,443	5,267
Customer properties with common control and management [Member] | Previously Reported [Member]
Schedule of Due from to Related Parties [Line Items]
Due from related parties	[1]			5,267	139,416
Due to related parties	[1]			4,605	1,174,916
Entities with common control and management [Member]
Schedule of Due from to Related Parties [Line Items]
Due from related parties	[1]		410,135	378,310
Entities with common control and management [Member] | Previously Reported [Member]
Schedule of Due from to Related Parties [Line Items]
Due from related parties	[1]			378,310	157,767
YRQ Irrevocable Trust [Member]
Schedule of Due from to Related Parties [Line Items]
Due from related parties
YRQ Irrevocable Trust [Member] | Previously Reported [Member]
Schedule of Due from to Related Parties [Line Items]
Due from related parties					2,259,850
Family member of former Chairman [Member]
Schedule of Due from to Related Parties [Line Items]
Due to related parties			$ 12,000	12,000
Family member of former Chairman [Member] | Previously Reported [Member]
Schedule of Due from to Related Parties [Line Items]
Due to related parties				$ 12,000	$ 130,000

[1]	The Company or its subsidiaries have no ownership in the customer properties or related party entities as per the amounts above. To date, Collab CA has shared common control and management with these entities.